Related Party Transactions (Details) - USD ($)				6 Months Ended		12 Months Ended
	Mar. 10, 2022	Oct. 24, 2021	Jun. 19, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 19, 2021	Feb. 23, 2021	Feb. 19, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)				22,902,063				1,000,000
Loan payables to related parties							$ 500,000
Accounts receivables				$ 500,000		$ 500,000	$ 700,000
Expenses related to arrangements				$ 300,000	$ 300,000
Weighted average price per share (in Dollars per share)						$ 1.23	$ 5
B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)									4,312,500
Sale of stock, price per share (in Dollars per share)				$ 11.5		$ 11.5
Percentage of public offering (in Dollars per share)				$ 3.5
Office space for per month										$ 3,750	$ 3,750
Administrative fees payable				$ 63,750		$ 41,150
Borrowing amount				$ 300,000		300,000
Note payable balance										40,000
Loan payables to related parties	$ 10,000,000
Final term loan	$ 10,000,000
Accrues interest percentage				7.00%
Advances of operating expenses				$ 783,750		191,250	$ 998
Advances of working capital				445,000
Advance of administrative fees				63,750		$ 41,150
Working capital loans				$ 1,500,000
Units at a price per unit (in Dollars per share)				$ 10		$ 10
Percentage of public offering						3.50%
Offering costs expense										$ 43,495
Founder shares, percentage		50.00%
Founder shares (in Shares)		862,500
Weighted average price per share (in Dollars per share)		$ 15
B. Riley Principal 150 Merger Corp.[Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares			20.00%			20.00%
Weighted average price per share (in Dollars per share)		$ 20
Over-Allotment Option [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Underwriter's amount				$ 6,037,500		$ 6,037,500
Common Class B [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)			4,312,500
Common Class A [Member] | Founder Shares [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)				$ 12					$ 12
FaZe's founders [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivables				$ 100,000		100,000
Co-founders [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to arrangements						$ 700,000	$ 900,000